Share-based compensation - Outstanding options (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Share-based compensation - Text Details (Detail) [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | €	€ 13.0		€ 15.0	€ 29.0
Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	934,707	934,707
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | €	€ 22.8
Weighted average remaining contractual life of outstanding share options	1 year 6 months
United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	928,975	928,975
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $		$ 20.9
Weighted average remaining contractual life of outstanding share options	1 year 6 months
Price range five [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	193,450	193,450
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $		$ 3.0
Weighted average remaining contractual life of outstanding share options	4 months 24 days
Price range one [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	370,115	370,115
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | €	€ 10.6
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days
Price range one [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	354,350	354,350
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $		$ 6.8
Weighted average remaining contractual life of outstanding share options	1 year 3 months 18 days
Price range three [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	548,131	548,131
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | €	€ 11.7
Weighted average remaining contractual life of outstanding share options	1 year
Price range three [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	20,550	20,550
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $		$ 0.6
Weighted average remaining contractual life of outstanding share options	2 years
Price range two [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	16,461	16,461
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | €	€ 0.4
Weighted average remaining contractual life of outstanding share options	2 years 2 months 12 days
Price range two [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	360,625	360,625
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $		$ 10.6
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days